Schedule of Investments (unaudited) December 31, 2019	iShares® U.S. Broker-Dealers & Securities Exchanges ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Asset Management & Custody Banks — 0.3%
Diamond Hill Investment Group Inc.	4,520	$634,879

Financial Exchanges & Data — 35.0%
Cboe Global Markets Inc.	95,988	11,518,560
CME Group Inc.	211,106	42,373,196
Intercontinental Exchange Inc.	120,310	11,134,691
MarketAxess Holdings Inc.	29,473	11,173,509
Nasdaq Inc.	106,900	11,448,990

		87,648,946

Investment Banking & Brokerage — 64.4%
BGC Partners Inc., Class A	405,090	2,406,235
Charles Schwab Corp. (The)	223,908	10,649,065
Cowen Inc., Class A(a)(b)	42,124	663,453
E*TRADE Financial Corp.	247,180	11,214,557
Evercore Inc., Class A	56,844	4,249,657
Goldman Sachs Group Inc. (The)	187,729	43,164,529
Houlihan Lokey Inc.	60,736	2,968,168
Interactive Brokers Group Inc., Class A	111,619	5,203,678
INTL. FCStone Inc.(a)	23,702	1,157,369
Lazard Ltd., Class A	164,000	6,553,440
LPL Financial Holdings Inc.	117,556	10,844,541
Moelis & Co., Class A	71,769	2,290,866
Morgan Stanley	532,230	27,207,598
Piper Jaffray Companies	20,880	1,669,147
PJT Partners Inc., Class A	29,217	1,318,563
Raymond James Financial Inc.	124,323	11,121,936
Stifel Financial Corp.	99,439	6,030,975
TD Ameritrade Holding Corp.	214,730	10,672,081

Security	Shares	Value

Investment Banking & Brokerage (continued)
Virtu Financial Inc., Class A	107,874	$1,724,905

		161,110,763

Total Common Stocks — 99.7% (Cost: $242,815,815)		249,394,588

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	169,860	169,928
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	280,624	280,624

		450,552

Total Short-Term Investments — 0.2% (Cost: $450,484)		450,552

Total Investments in Securities — 99.9% (Cost: $243,266,299)		249,845,140

Other Assets, Less Liabilities — 0.1%		342,206

Net Assets — 100.0%		$250,187,346

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,760,905	(1,591,045)	169,860	$169,928	$3,192	(a)	$706	$(518)
BlackRock Cash Funds: Treasury, SL Agency Shares	103,655	176,969	280,624	280,624	3,204		—	—

				$450,552	$6,396		$706	$(518)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Financial Index	5	03/20/20	$474	$10,363
Russell 2000 E-Mini	2	03/20/20	167	3,379

				$13,742

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® U.S. Broker-Dealers & Securities Exchanges ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$249,394,588	$—	$—	$249,394,588
Money Market Funds	450,552	—	—	450,552

	$249,845,140	$—	$—	$249,845,140

Derivative financial instruments(a)
Assets
Futures Contracts	$13,742	$—	$—	$13,742

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2